S000033316 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg US Govt Inflation-Linked 1-10 yr Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.37%	2.52%	3.35%
iBoxx 3-Year Target Duration TIPS Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.65%	3.25%	3.30%
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.50%	3.09%	3.14%
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.57%	1.15%	1.81%
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.83%	1.51%	1.84%

[1]	Reflects no deduction for fees, expenses or taxes.